Filed electronically with the Securities and Exchange Commission on
                                  May 12, 2000

                                                               File No. 2-13627
                                                               File No. 811-42

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. ______

         Post-Effective Amendment No. 82
                                      ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  43
                        ----

                             SCUDDER PORTFOLIO TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA  02110-4103
                 -----------------------------------  ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------
                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

           _______  immediately upon filing pursuant to paragraph (b)

           _______  on _____________ pursuant to paragraph (b)

           _______  60 days after filing pursuant to paragraph (a)(i)

              X     on July 14, 2000  pursuant to paragraph (a)(i)
           -------
           _______  75 days after filing pursuant to paragraph (a)(ii)

           _______  On __________________________pursuant to paragraph
                    (a)(iii) of Rule 485

If appropriate, check the following:

           _______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment
--------------------------------------------------------------------------------

                             SCUDDER PORTFOLIO TRUST

                              Scudder Balanced Fund
                          Scudder High Yield Bond Fund
                               Scudder Income Fund

Equity/Growth & Income

Scudder Balanced Fund (New Fund #s)
Scudder Dividend & Growth Fund (New Fund #s)

Supplement to the prospectus dated April 12, 2000

On or about August 28, 2000 for Scudder Balanced Fund and October 1, 2000 for Scudder Dividend & Growth Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are: the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the respective dates noted above, all existing shares of Scudder Balanced Fund and Scudder Dividend & Growth Fund will be redesignated S Class shares of their respective funds. Shares of the AARP class will be specially designed for members of the American Association of Retired Persons ("AARP").

For your convenience, this supplement has been divided into three parts. Part I provides information relating to important changes to the funds generally. Part II provides information relating specifically to the S Class of each fund. Part III provides information relating specifically to the AARP Class of each fund. As always, you should refer to the prospectus for general information about the funds, including their investment approaches, risks, and portfolio managers, and for additional information relating to the S Class, such as its historical performance and its purchase, redemption and exchange procedures.

PART I - General Information about the Funds

On ____________, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean G. Stromberg, Jean C. Tempel and Steven Zaleznick.

Administrative Fee

Each fund will enter an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper"). Pursuant to each agreement, Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by each fund in exchange for the payment by each fund of a fixed fee rate. The administrative fee rate is 0.30% for both Scudder Balanced Fund and for Scudder Dividend & Growth Fund. Such an administrative fee will enable investors to determine with greater certainty the expense level that a fund will experience, and it will transfer substantially all of the risk of increased cost to Scudder Kemper. The initial term of the administrative agreement is three years. With regard to Scudder Balanced Fund, the administrative services agreement will become effective on the date of the pending acquisition by the fund of another fund advised by Scudder Kemper, currently scheduled for August 28, 2000. With regard to Scudder Dividend & Growth Fund, the administrative fee will become effective on October 1, 2000. Below are the restated expense tables and examples for the S Class (see Part II) and the AARP Class (see Part III) of each fund that reflect the implementation of the administrative fee.

Scudder Kemper will not bear certain other fund expenses, such as taxes, brokerage, interest, extraordinary expenses and the fees and expenses of the Independent Trustees of each fund's Board (including the fees and expenses of their independent counsel). In addition, each fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

Management Fee

On February 7, 2000, Scudder Balanced Fund's Board approved a new Investment Management Agreement between Scudder Kemper and the fund. The new Investment Management Agreement incorporates a new fee structure for the fund and is expected to become effective on or about August 28, 2000. Pursuant to this fee structure, for Scudder Kemper's services, Scudder Balanced Fund pays Scudder Kemper a fee equal to 0.470% of average daily net assets on such assets up to $1.5 billion, 0.445% of the next $500 million of average daily net assets and 0.420% of average daily net assets exceeding $2 billion. The restated expense tables for the S Class (see Part II) and the AARP Class (see Part III) of the fund reflect the implementation of the new management fee rates.

PART II - Specific Information about the S Class

How Much S Class Shareholders Pay

The fees and expenses for the S Class of each fund are being restated to reflect the implementation of a new administrative fee. As noted under Part I, the restated expenses of Scudder Balanced Fund will become effective on the date of the pending acquisition by the fund of another fund advised by Scudder Kemper, currently scheduled for August 28, 2000. With regard to Scudder Dividend & Growth Fund, the restated expenses will become effective on October 1, 2000.

                                     S Class
    ----------------------------------------------------------- ------------ ------------
                                                                Scudder      Scudder
                                                                Balanced     Dividend &
                                                                Fund         Growth Fund
    ----------------------------------------------------------- ------------ ------------

    ----------------------------------------------------------- ------------ ------------
    Shareholder Fees (paid directly from your investment)       NONE         NONE
    ----------------------------------------------------------- ------------ ------------
    Annual Operating Expenses (deducted from fund assets)
    ----------------------------------------------------------- ------------ ------------
    Management Fee                                              %            %
    ----------------------------------------------------------- ------------ ------------
    Distribution (12b-1) Fee                                    NONE         NONE
    ----------------------------------------------------------- ------------ ------------
    Other Expenses                                              %            %
        Fixed Administrative Fee                                %            %
        Other Fund Expenses(1)                                  %            %
    ----------------------------------------------------------- ------------ ------------
    Total Annual Operating Expenses                             %            %
    ----------------------------------------------------------- ------------ ------------
    Expense Reimbursement
    ----------------------------------------------------------- ------------ ------------
    Net Annual Operating Expenses*
    ----------------------------------------------------------- ------------ ------------

    ----------------------------------------------------------- ------------ ------------
    Expense Example
    ----------------------------------------------------------- ------------ ------------

    Based on the costs above, (including one year of capped expenses in each period for Scudder Dividend &
    Growth Fund) this example is designed to help you compare expenses of each fund's S Class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned
    5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example: your actual expenses will be different.

    ----------------------------------------------------------- ------------ ------------
                                                        1 year
    ----------------------------------------------------------- ------------ ------------
                                                       3 years
    ----------------------------------------------------------- ------------ ------------
                                                       5 years
    ----------------------------------------------------------- ------------ ------------
                                                      10 years
    ----------------------------------------------------------- ------------ ------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel).
*By contract, expenses of Scudder Dividend & Growth Fund are capped at 1.05% through April 30, 2001. Additionally, Scudder Kemper will voluntarily cap expenses at 0.75% through September 30, 2000.

PART III - Specific Information about the AARP Class

The remainder of this supplement provides specific information regarding the important features and policies of the AARP Class of each fund. Please remember to review the funds' prospectus for additional information about each fund.

The AARP Class

Since its beginning in 1985, the AARP Investment Program from Scudder has been specially designed to address the needs of people age 50 and over. In keeping with the organization's mission, AARP's goal is to encourage more of its members to plan for retirement and beyond. To continue to meet the increasingly diverse needs and goals of its members, the AARP Investment Program from Scudder has recently been expanded to offer a wider range of investment options to AARP members. This has been accomplished by adding the AARP Class to each fund in the Scudder Family of Funds. The AARP Class will generally have lower minimum investments, will retain its own identity with separate statements, and will continue the AARP Investment Program's commitment to shareholder education.

The role of AARP in the AARP Investment Program is not changing. While AARP takes no part in the investment decisions made by Scudder Kemper, AARP, through its subsidiary, will continue to oversee the Program's service quality and communications, and AARP will also continue to provide insight and direction as to what best represents the interests and concerns of its membership. In addition, AARP will be represented on each fund's Board.

The AARP Class of Scudder Balanced Fund will be offered beginning on the date of the pending acquisition by the fund of another fund advised by Scudder Kemper, currently scheduled for August 28, 2000. The AARP Class of Scudder Dividend & Growth Fund will be offered beginning on October 1, 2000. In addition, the AARP Class of each other fund in the Scudder Family of Funds will be available no later than October 1, 2000.

Past Performance
As the AARP Class does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table for each fund in the prospectus show how the total returns for each fund's S Class has varied from year to year, and over time. Shares of each fund's S Class will have substantially similar returns to the AARP Class because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes may have different expenses.

How Much AARP Class Shareholders Pay

Each fund has no sales charges or other shareholder fees. Each fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for each fund's AARP class.

                                   AARP Class

    ---------------------------------------------------------- ------------ ------------
                                                               Scudder      Scudder
                                                               Balanced     Dividend &
                                                               Fund         Growth Fund
    ---------------------------------------------------------- ------------ ------------

    ---------------------------------------------------------- ------------ ------------
    Shareholder Fees (paid directly from your investment)      NONE         NONE
    ---------------------------------------------------------- ------------ ------------
    Annual Operating Expenses (deducted from fund assets)
    ---------------------------------------------------------- ------------ ------------
    Management Fee                                             %            %
    ---------------------------------------------------------- ------------ ------------
    Distribution (12b-1) Fee                                   NONE         NONE
    ---------------------------------------------------------- ------------ ------------
    Other Expenses                                             %            %
        Fixed Administrative Fee                               %            %
        Other Fund Expenses(1)                                 %            %
    ---------------------------------------------------------- ------------ ------------
    Total Annual Operating Expenses                            %            %
    ---------------------------------------------------------- ------------ ------------
    Expense Reimbursement
    ---------------------------------------------------------- ------------ ------------


    ---------------------------------------------------------- ------------ ------------
    Net Annual Operating Expenses*
    ---------------------------------------------------------- ------------ ------------

    ---------------------------------------------------------- ------------ ------------
    Expense Example
    ---------------------------------------------------------- ------------ ------------

    Based on the costs above, (including one year of capped expenses in each period for Scudder Dividend &
    Growth Fund) this example is designed to help you compare expenses of each fund's AARP class to those of other funds. The example assumes operating expenses remain the same and that you invested
    $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example: your actual expenses will be different.

    ---------------------------------------------------------- ------------ ------------
                                                       1 year
    ---------------------------------------------------------- ------------ ------------
                                                      3 years
    ---------------------------------------------------------- ------------ ------------
                                                      5 years
    ---------------------------------------------------------- ------------ ------------
                                                     10 years
    ---------------------------------------------------------- ------------ ------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel).
*By contract, expenses of Scudder Dividend & Growth Fund are capped at 1.05% through April 30, 2001. Additionally, Scudder Kemper will voluntarily cap expenses at 0.75% through September 30, 2000.

How to Buy AARP Class Shares

                                            First Investment                     Additional Investments
------------------------------------- ------------------------------------- -----------------------------------
                                      $1,000 or more for regular accounts   $___ or more for regular accounts

                                      $500 or more for IRAs                 $__ or more for IRAs

                                                                            $50 or more with an Automatic
                                                                            Investment Plan

------------------------------------- ------------------------------------- -----------------------------------
By mail                               Send completed enrollment form and    Send a personalized investment
AARP Investment Program from          check (payable to "AARP Investment    slip or short note that includes:
Scudder                               Program").                            o    fund name
P.O. Box 2540                         For enrollment forms, call            o    AARP class
Boston, MA 02208-2540                 800-253-2277.                         o    account number
                                                                            o    check payable to "AARP
                                                                                 Investment Program".
------------------------------------- ------------------------------------- -----------------------------------
By wire                               Call 800-253-2277 for instructions    Call 800-253-2277 for instructions

------------------------------------- ------------------------------------- -----------------------------------
By phone                              -                                     Call 800-253-2277 for instructions
------------------------------------- ------------------------------------- -----------------------------------
With an automatic investment plan     Fill in the information required on   To set up regular investment from
                                      your enrollment form and include a    a bank checking account, call
                                      voided check.                         800-253-2277.

------------------------------------- ------------------------------------- -----------------------------------
Web site                              -                                     Once you have registered on the
                                                                            Web Site (aarp.scudder.com), you
                                                                            may purchase shares online by
                                                                            transfers from your bank account.
------------------------------------- ------------------------------------- -----------------------------------
QuickBuy                              -                                     Call 800-253-2277
------------------------------------- ------------------------------------- -----------------------------------

How to Exchange or Sell AARP Class Shares

                                    Exchanging into another fund                 Selling shares
------------------------------------- ----------------------------------- ---------------------------------------
                                      $1,000 or more to open a new        Some transaction, including most for
------------------------------------- ----------------------------------- ---------------------------------------


------------------------------------- ----------------------------------- ---------------------------------------
                                      account ($500 for IRAs)             over $100,000, can only be ordered in
                                                                          writing; see the prospectus for more
                                      [$___] or more for exchanges        information
                                      between existing accounts
------------------------------------- ----------------------------------- ---------------------------------------
By phone                              Call 800-253-2277 for instructions  Call 800-253-2277 for instructions
------------------------------------- ----------------------------------- ---------------------------------------
Using Easy Access                     Call 800-631-4636 and follow the    Call 800-631-4636 and follow the
                                      instructions                        instructions
------------------------------------- ----------------------------------- ---------------------------------------
By mail or fax                        Your instructions should include:   Your instructions should include:
(see previous page)                   o    your account number            o    your account number
                                      o    names of the fund and          o    names of the fund and class
                                           class and number of shares          and number of shares or dollar
                                           or dollar amount you want to        amount you want to redeem
                                           exchange

------------------------------------- ----------------------------------- ---------------------------------------
With an automatic withdrawal plan     -                                   To set up regular cash payments from
                                                                          an account, call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Using QuickSell                       -                                   Call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Web Site                              Once you have registered on the     -
                                      Web Site (aarp.scudder.com), you
                                      may exchange shares between
                                      Investment Program funds online.
------------------------------------- ----------------------------------- ---------------------------------------



Policies You Should Know About The AARP Class
Easy-Access Line
Call 800-631-4636                                    24 hours a day, year-round
This automated number provides current information on the AARP Class of each fund and your account. If you have signed up for telephone services, you can also use this number to exchange and redeem shares of the AARP class.

Web Site
aarp.scudder.com
You can review your portfolio and make online transactions, including purchases and exchanges between Investment Program Mutual Funds, once you have registered on the site. You can also customize the site according to your preference. The Learning Center includes online versions of educational publications and past issues of Financial Focus and Investment Insight, the Program's newsletters. You may also contact us through the site's e-mail capability.

AARP Investment Program Representatives
Call 800-253-2277                                    8AM-8PM M-F, eastern time
Call this number to speak with a trained representative who can answer your investing questions and assist you with transaction-related services. You may also use this number to request a variety of investment education guides and prospectuses.

Confidential Fax Line
800-821-6234                                         24 hours a day, year-round
Signed exchange and redemption requests received after 4 p.m. eastern time on a business day or over a weekend or holiday will be executed the following business day.

TDD Line
1-800-634-9454                                     9 AM-5PM, M-F, eastern time
Dial this number with a TDD machine to communicate with registered AARP Mutual Fund representatives specially trained to handle services for hearing-impaired investors.

SERVICES
--------

AARP Lump Sum Service Retirement specialists can help you make decisions about your lump sum distribution from an employer's 401(k) or pension plan. An information kit is provided. Call 1-800-253-2277.

AARP Legacy Service This service helps you organize important financial documents, making it easier to share your investment information and goals with your spouse or heirs and to plan for the orderly transfer of assets in the event of a death. We also offer transfer ownership assistance to heirs for your AARP accounts. Information kits are provided. Call 1-800-253-2277.

AARP Goal Setting and Asset Allocation Service A guidebook and self-scoring worksheet are available to help you reach your goals by appropriately allocating your assets across types of investments. Call 1-800-253-2277 to speak to a specially trained representative.

Account Statements and Reports You will receive prompt confirmation statements for all of your transactions. Your consolidated [monthly] statement details your current account status and records all transactions. (AARP IRA and Keogh Plan investors receive consolidated statements quarterly.)

You will also receive a semi-annual report, an annual report, and a current prospectus each year.

Retirement Plans
----------------
For an information kit about (including all the necessary forms) regular Individual Retirement Accounts (IRAs), Roth IRAs, Simplified Employee Pension IRAs (SEP-IRAs), and Keogh Plan accounts, call an AARP Mutual Fund representative at 800-253-2277.

To Get More Information:
You can make inquiries and obtain the shareholder reports and Statement of Additional Information free of charge by contacting:


                      AARP Investment Program from Scudder
                      ------------------------------------
                                  P.O. Box 2540
                              Boston, MA 02208-2540
                                  800-253-2277
                                aarp.scudder.com



July 14, 2000

Scudder U.S. Income Funds

Scudder Short Term Bond Fund (New Fund #s)
Scudder Income Fund (New Fund #s)
Scudder High Yield Bond Fund (New Fund #s)

Supplement to the prospectus dated April 12, 2000

On or about August 14, 2000 for Scudder Short Term Bond Fund, July 31, 2000 for Scudder Income Fund and October 1, 2000 for Scudder High Yield Bond Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the respective dates noted above for each fund, all existing shares of Scudder Income Fund, Scudder High Yield Bond Fund and Scudder Short Term Bond Fund will be redesignated S Class shares of their respective funds. Shares of the AARP class will be specially designed for members of the American Association of Retired Persons (the "AARP").

For your convenience, this supplement has been divided into three parts. Part I provides information relating to important changes to the funds generally. Part II provides information relating specifically to the S Class of each fund. Part III provides information relating specifically to the AARP Class of each fund. As always, you should refer to the prospectus for general information about the funds, including their investment approaches, risks, and portfolio managers, and for additional information relating to the S Class, such as its historical performance and its purchase, redemption and exchange procedures.

PART I - General Information about the Funds

On _____________, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean G. Stromberg, Jean C. Tempel and Steven Zaleznick.

As of July 31, 2000, Scudder Income Fund will declare dividends daily and pay dividends monthly.

Administrative Fee

Each fund will enter an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper"). Pursuant to each agreement, Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by each fund in exchange for the payment by each fund of a fixed fee rate. The administrative fee rate for each fund is 0.30% of average daily net assets. Such an administrative fee will enable investors to determine with greater certainty the expense level that a fund will experience, and it will transfer substantially all of the risk of increased cost to Scudder Kemper. The initial term of the administrative agreement is three years. With regard to Scudder Income Fund and Scudder Short Term Bond Fund, the administrative services agreement will become effective on the date of the pending acquisition(s) by each fund of one or more funds advised by Scudder Kemper, currently scheduled for July 31, 2000 and August 14, 2000, respectively. With regard to Scudder High Yield Bond Fund, the administrative services agreement will become effective on October 1, 2000. Below are the restated expense tables and examples for the S Class (see Part II) and the AARP Class (see Part III) of each fund that reflect the implementation of the administrative fee.

Scudder Kemper will not bear certain other fund expenses, such as taxes, brokerage, interest, extraordinary expenses and the fees and expenses of the Independent Trustees of each fund's Board (including the fees and expenses of their independent counsel). In addition, each fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.


Management Fee

On February 7, 2000, Scudder Short Term Bond Fund's Board approved a new Investment Management Agreement between Scudder Kemper and the fund. The new Investment Management Agreement incorporates a new fee structure for the fund and is expected to become effective on or about August 14, 2000. Pursuant to this fee structure, for Scudder Kemper's services, Scudder Short Term Bond Fund pays Scudder Kemper a fee equal to 0.450% of average daily net assets on such assets up to $1.5 billion, 0.425% of the next $500 million of average daily net assets, and 0.400% of average daily net assets exceeding $2 billion. The restated expense tables for the S Class (see Part II) and the AARP Class (see Part III) of the fund reflect the implementation of the new management fee rates.

On February 7, 2000, Scudder Income Fund's Board approved a new Investment Management Agreement between Scudder Kemper and the fund. The new Investment Management Agreement incorporates a new fee structure for the fund and is expected to become effective on or about July 31, 2000. Pursuant to this fee structure, for Scudder Kemper's services, Scudder Income Fund pays Scudder Kemper a fee equal to 0.650% of average daily net assets on such assets up to $200 million, 0.600% of the next $300 million of average daily net assets, 0.550% of the next $500 million of average daily net assets, 0.525% of the next $500 million of average daily net assets and 0.500% of average daily net assets exceeding $1.5 billion. The restated expense tables for the S Class (see Part
II) and the AARP Class (see Part III) of the fund reflect the implementation of the new management fee rates.

On February 7, 2000, Scudder High Yield Bond Fund's Board approved a new Investment Management Agreement between Scudder Kemper and the fund. The new Investment Management Agreement incorporates a new fee structure for the fund and is expected to become effective on or about October 1, 2000. Pursuant to this fee structure, for Scudder Kemper's services, Scudder High Yield Bond Fund pays Scudder Kemper a fee equal to 0.600% of average daily net assets on such assets up to $500 million, 0.575% of the next $500 million of average daily net assets, and 0.550% of average daily net assets exceeding $1 billion. The restated expense tables for the S Class (see Part II) and the AARP Class (see
Part III) of the fund reflect the implementation of the new management fee rates.

Financial Highlights

[To be provided]


PART II - Specific Information about the S Class

How Much S Class Shareholders Pay

The fees and expenses for the S Class of each fund are being restated to reflect the implementation of a new administrative fee. As noted under Part I, the restated expenses of Scudder Income Fund and Scudder Short Term Bond Fund will become effective on the date of the pending acquisition(s) by each fund of one or more funds advised by Scudder Kemper, currently scheduled for July 31, 2000 and August 14, 2000, respectively. With regard to Scudder High Yield Bond Fund, the restated expenses will become effective on October 1, 2000.


                                 S Class
----------------------------------------------------------- --------------- ------------- ------------
                                                            Scudder Short   Scudder       Scudder
                                                            Term Bond Fund  Income Fund   High Yield
                                                                                          Bond Fund
----------------------------------------------------------- --------------- ------------- ------------

----------------------------------------------------------- --------------- ------------- ------------
Shareholder Fees (paid directly from your investment)
----------------------------------------------------------- --------------- ------------- ------------
Redemption/Exchange fee, on shares owned less than a year   NONE            NONE          1.00%
(as a % of amount redeemed)
----------------------------------------------------------- --------------- ------------- ------------
Annual Operating Expenses (deducted from fund assets)
----------------------------------------------------------- --------------- ------------- ------------
Management Fee                                              %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Distribution (12b-1) Fee                                    NONE            NONE          NONE
----------------------------------------------------------- --------------- ------------- ------------



----------------------------------------------------------- --------------- ------------- ------------
Other Expenses                                              %               %             %
    Fixed Administrative Fee                                %               %             %
    Other Fund Expenses(1)                                  %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Total Annual Operating Expenses                             %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Expense Reimbursement
----------------------------------------------------------- --------------- ------------- ------------
Net Annual Operating Expenses*
----------------------------------------------------------- --------------- ------------- ------------

----------------------------------------------------------- --------------- ------------- ------------
Expense Example
----------------------------------------------------------- --------------- ------------- ------------
Based on the costs above, (including one year of capped
expenses in each period for each fund) this example is
designed to help you compare expenses of each fund's S
Class to those of other funds.  The example assumes
operating expenses remain the same and that you invested
$10,000, earned 5% annual returns, reinvested all
dividends and distributions and sold your shares at the
end of each period.  This is only an example: your actual
expenses will be different.
----------------------------------------------------------- --------------- ------------- ------------
                                                 1 year
----------------------------------------------------------- --------------- ------------- ------------
                                                3 years
----------------------------------------------------------- --------------- ------------- ------------
                                                5 years
----------------------------------------------------------- --------------- ------------- ------------
                                               10 years
----------------------------------------------------------- --------------- ------------- ------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel).
*By contract, expenses of Scudder Short Term Bond Fund are capped at 0.85% through April 30, 2001. By contract, expenses of Scudder Income Fund are capped at 0.95% through April 30, 2001. By contract, expenses of Scudder High Yield Bond Fund are capped at 0.90% through April 30, 2001. Additionally, Scudder Kemper will cap expenses of Scudder High Yield Bond Fund voluntarily at 0.75% through September 30, 2000.

PART III - Specific Information about the AARP Class

The remainder of this supplement provides specific information regarding the important features and policies of the AARP Class of each fund. Please remember to review the funds' prospectus for additional information about each fund.

The AARP Class

Since its beginning in 1985, the AARP Investment Program from Scudder has been specially designed to address the needs of people age 50 and over. In keeping with the organization's mission, AARP's goal is to encourage more of its members to plan for retirement and beyond. To continue to meet the increasingly diverse needs and goals of its members, the AARP Investment Program from Scudder has recently been expanded to offer a wider range of investment options to AARP members. This has been accomplished by adding the AARP Class to each fund in the Scudder Family of Funds. The AARP Class will generally have lower minimum investments, will retain its own identity with separate statements, and will continue the AARP Investment Program's commitment to shareholder education.

The role of AARP in the AARP Investment Program is not changing. While AARP takes no part in the investment decisions made by Scudder Kemper, AARP, through its subsidiary, will continue to oversee the Program's service quality and communications, and AARP will also continue to provide insight and direction as to what best represents the interests and concerns of its membership. In addition, AARP will be represented on each fund's Board.

The AARP Class of Scudder Income Fund and Scudder Short Term Bond Fund will be offered beginning on the date of the pending acquisition(s) by each fund of other fund(s) advised by Scudder Kemper, currently scheduled for July 31, 2000 and August 14, 2000, respectively. With regard to Scudder High Yield Bond Fund, the AARP Class will be offered beginning on October 1, 2000. In addition, the AARP Class of each other fund in the Scudder Family of Funds will be available no later than October 1, 2000.

Past Performance
As the AARP Class does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table for each fund in the prospectus show how the total returns for each fund's S Class has varied from year to year, and over time. Shares of each fund's S Class will have substantially similar returns to the AARP Class because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes may have different expenses.

How Much AARP Class Shareholders Pay

Each fund has no sales charges or other shareholder fees. Each fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for each fund's AARP class.


                               AARP Class
----------------------------------------------------------- --------------- ------------- ------------
                                                            Scudder Short   Scudder       Scudder
                                                            Term Bond Fund  Income Fund   High Yield
                                                                                          Bond Fund
----------------------------------------------------------- --------------- ------------- ------------

----------------------------------------------------------- --------------- ------------- ------------
Shareholder Fees (paid directly from your investment)
----------------------------------------------------------- --------------- ------------- ------------
Redemption/Exchange fee, on shares owned less than a year   NONE            NONE          1.00%
(as a % of amount redeemed)
----------------------------------------------------------- --------------- ------------- ------------
Annual Operating Expenses (deducted from fund assets)
----------------------------------------------------------- --------------- ------------- ------------
Management Fee                                              %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Distribution (12b-1) Fee                                    NONE            NONE          NONE
Other Expenses                                              %               %             %
    Fixed Administrative Fee                                %               %             %
    Other Fund Expenses(1)                                  %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Total Annual Operating Expenses                             %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Expense Reimbursement
----------------------------------------------------------- --------------- ------------- ------------
Net Annual Operating Expenses*
----------------------------------------------------------- --------------- ------------- ------------

----------------------------------------------------------- --------------- ------------- ------------
Expense Example
----------------------------------------------------------- --------------- ------------- ------------
Based on the costs above, (including one year of capped
expenses in each period for each Fund) this example is
designed to help you compare expenses of each fund's AARP
Class to those of other funds.  The example assumes
operating expenses remain the same and that you invested
$10,000, earned 5% annual returns, reinvested all
dividends and distributions and sold your shares at the
end of each period.  This is only an example: your actual
expenses will be different.
----------------------------------------------------------- --------------- ------------- ------------
                                                 1 year
----------------------------------------------------------- --------------- ------------- ------------
                                                3 years
----------------------------------------------------------- --------------- ------------- ------------
                                                5 years
----------------------------------------------------------- --------------- ------------- ------------
                                               10 years
----------------------------------------------------------- --------------- ------------- ------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel).
*By contract, expenses of Scudder Short Term Bond Fund are capped at 0.85% through April 30, 2001. By contract, expenses of Scudder Income Fund are capped at 0.95% through April 30, 2001. By contract, expenses of Scudder High Yield Bond Fund are capped at 0.90% through April 30, 2001. Additionally, Scudder Kemper will cap expenses of Scudder High Yield Bond Fund voluntarily at 0.75% through September 30, 2000.


How to Buy AARP Class Shares

                                            First Investment                     Additional Investments
------------------------------------- ------------------------------------- -----------------------------------
                                      $1,000 or more for regular accounts   $___ or more for regular accounts

                                      $500 or more for IRAs                 $__ or more for IRAs

                                                                            $50 or more with an Automatic
                                                                            Investment Plan

------------------------------------- ------------------------------------- -----------------------------------
By mail                               Send completed enrollment form and    Send a personalized investment
AARP Investment Program from          check (payable to "AARP Investment    slip or short note that includes:
Scudder                               Program").                            o        fund name
P.O. Box 2540                         For enrollment forms, call            o        AARP class
Boston, MA 02208-2540                 800-253-2277.                         o        account number
                                                                            o        check payable to "AARP
                                                                                     Investment Program".
------------------------------------- ------------------------------------- -----------------------------------
By wire                               Call 800-253-2277 for instructions    Call 800-253-2277 for instructions

------------------------------------- ------------------------------------- -----------------------------------
By phone                              -                                     Call 800-253-2277 for instructions
------------------------------------- ------------------------------------- -----------------------------------
With an automatic investment plan     Fill in the information required on   To set up regular investment from
                                      your enrollment form and include a    a bank checking account, call
                                      voided check.                         800-253-2277.

------------------------------------- ------------------------------------- -----------------------------------
Web site                              -                                     Once you have registered on the
                                                                            Web Site (aarp.scudder.com), you
                                                                            may purchase shares online by
                                                                            transfers from your bank account.
------------------------------------- ------------------------------------- -----------------------------------
QuickBuy                              -                                     Call 800-253-2277
------------------------------------- ------------------------------------- -----------------------------------

How to Exchange or Sell AARP Class Shares

                                      Exchanging into another fund                 Selling shares
------------------------------------- ----------------------------------- ---------------------------------------
                                      $1,000 or more to open a new        Some transaction, including most for
                                      account ($500 for IRAs)             over $100,000, can only be ordered in
                                                                          writing; see the prospectus for more
                                      [$___] or more for exchanges        information
                                      between existing accounts
------------------------------------- ----------------------------------- ---------------------------------------
By phone                              Call 800-253-2277 for instructions  Call 800-253-2277 for instructions
------------------------------------- ----------------------------------- ---------------------------------------
Using Easy Access                     Call 800-631-4636 and follow the    Call 800-631-4636 and follow the
                                      instructions                        instructions
------------------------------------- ----------------------------------- ---------------------------------------
By mail or fax                        Your instructions should include:   Your instructions should include:
(see previous page)                   o        your account number        o        your account number
                                      o        names of the fund and      o        names of the fund and class
                                               class and number of shares          and number of shares or dollar
                                               or dollar amount you want           amount you want to redeem
                                               to exchange

------------------------------------- ----------------------------------- ---------------------------------------
With an automatic withdrawal plan     -                                   To set up regular cash payments from
                                                                          an account, call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Using QuickSell                       -                                   Call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------



------------------------------------- ----------------------------------- ---------------------------------------
Web Site                              Once you have registered on the     -
                                      Web Site (aarp.scudder.com), you
                                      may exchange shares between
                                      Investment Program funds online.
------------------------------------- ----------------------------------- ---------------------------------------

Other rights we reserve

If your balance falls below $1,000, we will give you 60 days' notice so you can either increase your balance or close your account (this policy does not apply to retirement accounts, or in any case where a fall in share price creates the low balance)

Policies You Should Know About The AARP Class
Easy-Access Line
Call 800-631-4636                                    24 hours a day, year-round
This automated number provides current information on the AARP Class of each fund and your account. If you have signed up for telephone services, you can also use this number to exchange and redeem shares of the AARP Class.

Web Site
aarp.scudder.com
You can review your portfolio and make online transactions, including purchases and exchanges between Investment Program Mutual Funds, once you have registered on the site. You can also customize the site according to your preference. The Learning Center includes online versions of educational publications and past issues of Financial Focus and Investment Insight, the Program's newsletters. You may also contact us through the site's e-mail capability.

AARP Investment Program Representatives
Call 800-253-2277                                    8AM-8PM M-F, eastern time
Call this number to speak with a trained representative who can answer your investing questions and assist you with transaction-related services. You may also use this number to request a variety of investment education guides and prospectuses.

Confidential Fax Line
800-821-6234                                         24 hours a day, year-round
Signed exchange and redemption requests received after 4 p.m. eastern time on a business day or over a weekend or holiday will be executed the following business day.

TDD Line
1-800-634-9454                                      9 AM-5PM, M-F, eastern time
Dial this number with a TDD machine to communicate with registered AARP Mutual Fund representatives specially trained to handle services for hearing-impaired investors.

SERVICES
--------

AARP Lump Sum Service Retirement specialists can help you make decisions about your lump sum distribution from an employer's 401(k) or pension plan. An information kit is provided. Call 1-800-253-2277.

AARP Legacy Service This service helps you organize important financial documents, making it easier to share your investment information and goals with your spouse or heirs and to plan for the orderly transfer of assets in the event of a death. We also offer transfer ownership assistance to heirs for your AARP accounts. Information kits are provided. Call 1-800-253-2277.

AARP Goal Setting and Asset Allocation Service A guidebook and self-scoring worksheet are available to help you reach your goals by appropriately allocating your assets across types of investments. Call 1-800-253-2277 to speak to a specially trained representative.

Account Statements and Reports You will receive prompt confirmation statements for all of your transactions. Your consolidated [monthly] statement details your current account status and records all transactions. (AARP IRA and Keogh Plan investors receive consolidated statements quarterly.)

You will also receive a semi-annual report, an annual report, and a current prospectus each year.

Retirement Plans
----------------
For an information kit about (including all the necessary forms) regular Individual Retirement Accounts (IRAs), Roth IRAs, Simplified Employee Pension IRAs (SEP-IRAs), and Keogh Plan accounts, call an AARP Mutual Fund representative at 800-253-2277.

To Get More Information:.
You can make inquiries and obtain the shareholder reports and Statement of Additional Information free of charge by contacting:


                      AARP Investment Program from Scudder
                      ------------------------------------
                                  P.O. Box 2540
                              Boston, MA 02208-2540
                                  800-253-2277
                                aarp.scudder.com



July 14, 2000

                              SCUDDER BALANCED FUND

                         SUPPLEMENT TO THE STATEMENT OF
                   ADDITIONAL INFORMATION DATED APRIL 12, 2000

                   --------------------------------------------

On or about August 28, 2000, Scudder Balanced Fund will offer two classes of shares to provide investors with different purchase options. The two classes are: the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the date noted above, all existing shares of Scudder Balanced Fund will be redesignated S Class shares of the Fund. Shares of the AARP Class will be specially designed for members of the American Association of Retired Persons ("AARP").

The following disclosure replaces the disclosure regarding "Additional Information About Opening an Account" on page 22:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for S Class and $1,000 for AARP Class through Scudder Investor Services, Inc.
by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for S Class and $1,000 for AARP Class), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder Fund, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the AARP Class should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for the S Class under certain plan accounts and is $1,000 for the AARP Class.

The following disclosure replaces the disclosure regarding "Minimum balances" on page 18:

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for S Class and $1,000 for AARP Class. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000. These amounts may be changed by the Fund's Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for AARP Class and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o [assess an annual $10 per Fund charge] (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for S Class and $1,000 for AARP Class; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         [Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.]

         [Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.]


The following disclosure replaces the disclosure regarding "Additional Information About Making Subsequent Investments by QuickBuy" on page 23:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Fund does not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Investors interested in making subsequent investments in the AARP Class of the Fund should call 1-800-253-2277 for further instruction.

The following information replaces the disclosure on page 24 of the SAI relating to "Share Price," "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Fund.

Share Certificates

         Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of the AARP Class of the relevant Scudder Fund into which the AARP Fund was reorganized. The AARP Class of shares of each fund will not issue certificates representing shares in connection with the reorganization.


Other Information

         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

         The Board of Trustees and the Distributor, each has the right to limit, for any reason, the amount of purchases by and to refuse to sell to any person and each may suspend or terminate the offering of shares of the Fund at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure regarding "Exchanges" on page
25:

Exchanges

         Exchanges are comprised of a redemption from one Scudder Fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other Fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new Fund account must be for a minimum of $2,500 for S Class and $1,000 for AARP Class. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder Fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from

Scudder Investor Services, Inc. a prospectus of the Scudder Fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163. Investors interested in exchanging AARP Class shares of the Fund should call 1-800-253-2277 for more information.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 25:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish the telephone redemption privilege must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 28 and applies to each class of the Fund except as noted:

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the AARP Class of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on Funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The following information replaces the disclosure on page 29 regarding "Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of the Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The following information replaces the information regarding "Automatic Withdrawal Plan" on page 33:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class.

The following information replaces the information regarding "Automatic Investment Plan" on page 34:

         Shareholders may arrange to make periodic investments in R Class and S Class shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for R Class and S Class shares.

         Shareholders may arrange to make periodic investments in the AARP Class of the Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $500. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open the Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any AARP Class for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The following information supplements the second paragraph of "Organization of the Fund" on page 37:

         The Fund is further divided into two classes of shares, the AARP Class and the S Class shares.

The following information replaces the second paragraph under "Investment Adviser" on page 39:

The present investment management agreement (the "Agreement") was approved by the Trustees on February 7, 2000 and became effective ________________. The Agreement will continue in effect until September 30, 2001 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

The following information replaces the sixth paragraph under "Investment Adviser" on page 39:

         For the Adviser's services, Scudder Balanced Fund pays the Adviser a fee equal to 0.470% of average daily net assets on such assets up to $1.5 billion, 0.445% of average daily net assets on such assets exceeding $1.5 billion and 0.420% of average daily net assets on such assets exceeding $2 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by Scudder not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. From November 1, 1997 until April 30, 1998, the Adviser had agreed to waive management fees or reimburse the Fund to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.10% of the average daily net assets. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. For the fiscal year ended December 31, 1997, the Adviser did not impose a portion of its management fee amounting to $483,894, and the fee imposed amounted to $480,340. For the fiscal year ended December 31, 1998, the Adviser did not impose a portion of its fees amounting to $104,241, and the portion imposed amounted to $1,280,874. For the fiscal year ended December 31, 1999, the Adviser received a management fee in the amount of $3,325,085.

The following information replaces the information regarding "Personal Investments by Employees of the Adviser" on page 41:

Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

As of _____________, the following information replaces the information regarding "Trustees and Officers" on page 41:

                TRUSTEES AND OFFICERS OF SCUDDER PORTFOLIO TRUST

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Trustee                 President and General Manager, WGBH              --
WGBH                                                      Educational Foundation
125 Western Avenue
Allston, MA 02134

Linda C. Coughlin (48)+*          Trustee                 Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.

Dawn-Marie Driscoll (53)          Trustee                 Executive Fellow, Center for Business            --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates

Edgar R. Fiedler (70)             Trustee                 Senior Fellow and Economic                       --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Trustee                 Private Equity Investor, President,              --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Trustee                 President, Doris Duke Charitable                 --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Trustee                 Consultant; Director, Financial                  --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

Jean C. Tempel (56)               Trustee                 Managing Partner, Technology Equity              --
Ten Post Office Square Suite                              Partners
1325Boston, MA 02109

Steven Zaleznick (45)*            Trustee                 President and CEO, AARP Services, Inc.           --
(address)


Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper              --
                                                          Investments, Inc.


                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                 --
                                  Secretary               Investments, Inc.


* Ms. Couglin and Mr. Zaleznick are considered by the Fund and its counsel to be "interested persons" of the Adviser or of the Trust as defined in the 1940 Act.
** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder Funds. [Shareholdings to be updated]

The following information regarding the "Administrative Fee" is added on page
53:

Administrative Fee

         The Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by Scudder Kemper under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.300% of its average daily net assets. One effect of these arrangements is to make the Fund's future expense ratio more predictable. The Administrative Fee will become effective on or about August 28, 2000.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Fund pursuant to separate agreements with the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Fund and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for the Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Fund pays the fees and expenses associated with these service arrangements, as well as the Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Fund and will pay other Fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay Scudder Kemper an Administrative Fee.

         The Administration Agreement has an initial term of three years, subject to earlier termination by the Fund's Board. The fee payable by the Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Fund will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

                               SCUDDER INCOME FUND
                          SCUDDER HIGH YIELD BOND FUND

                     SUPPLEMENT TO THE COMBINED STATEMENT OF
                   ADDITIONAL INFORMATION DATED APRIL 12, 2000

                           --------------------------

On or about July 31, 2000 for Scudder Income Fund and on or about October 1, 2000 for Scudder High Yield Bond Fund, this Statement of Additional Information will offer two classes of shares to provide investors with different purchase options. The two classes are: the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Income Fund and Scudder High Yield Bond Fund will be redesignated S Class shares of their respective funds. Shares of the AARP Class will be specially designed for members of the American Association of Retired Persons (the "AARP").

The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Opening an Account" on page 27:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for S Class and $1,000 for AARP Class through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for S Class and $1,000 for AARP Class), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the AARP Class should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for the S Class under certain plan accounts and is $1,000 for the AARP Class.

The following disclosure replaces the disclosure regarding "Minimum balances" on page 27:

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for S Class and $1,000 for AARP Class. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000. These amounts may be changed by each Fund's Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for

AARP Class and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

o [assess an annual $10 per Fund charge] (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for S Class and $1,000 for AARP Class; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         [Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.]

         [Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.]


The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 28:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Investors interested in making subsequent investments in the AARP Class of a Fund should call 1-800-253-2277 for further instruction.

The following information replaces the disclosure on page 29 of the SAI relating to "Share Price", "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of the AARP Class of the relevant Scudder Fund into which the AARP Fund was reorganized. The AARP Class of shares of each fund will not issue certificates representing shares in connection with the reorganization.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The Board of Trustees and the Distributor, each has the right to limit, for any reason, the amount of purchases by and to refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
30:

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for S Class and $1,000 for AARP Class. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163. Investors interested in exchanging AARP Class shares of a Fund should call 1-800-253-2277 for more information.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 31:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 34:

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the AARP Class of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  34  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 39:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class.

The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 40:

         Shareholders may arrange to make periodic investments in S Class shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for S Class shares.

         Shareholders may arrange to make periodic investments in the AARP Class of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $500. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any AARP Class for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The following information supplements the second paragraph of "Organization of the Funds" on page 44:

         The Fund is further divided into two classes of shares, the AARP Class and the S Class shares.


The  following   information   replaces  the  fifth  complete   paragraph  under
"Investment Adviser" on page 46:

The present investment management agreements (the "Agreements") were approved by the Trustees on February 7, 2000 and became effective ______________. The Agreements will continue in effect until September 30, 2001 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

The following information replaces the second and third complete paragraphs under "Investment Adviser" on page 47:

For Scudder Kemper's services, Scudder Income Fund pays Scudder Kemper a fee equal to 0.650% of average daily net assets on such assets up to $200 million, 0.600% of average daily net assets on such assets exceeding $200 million, 0.550% of average daily net assets on such assets exceeding $500 million, 0.525% of average daily net assets on such assets exceeding $1 billion, 0.500% of average daily net assets on such assets exceeding $1.5 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the years ended December 31, 1997 and 1996 the Adviser charged the Fund aggregate fees pursuant to its then effective investment advisory agreement of $3,750,067 and $3,516,782, respectively. Effective March 2, 1998, the Adviser had agreed to maintain the annualized expenses of the Fund at not more than 0.95% of average daily net assets until April 30, 2000. Accordingly, for the year ended December 31, 1998, the Adviser did not impose a portion of its management fee amounting to $2,586,543 and the amount imposed amounted to $30,991. For the period ended January 31, 1999, the Adviser did not impose a portion of its management fee amounting to $379,295 and the amount imposed amounted to $30,991. For the fiscal year ended January 31, 2000, the Adviser did not impose a portion of its management fee aggregating $3,641,318 and the amount imposed aggregated $877,986, which was equivalent to an annualized effective rate of 0.12% of the Fund's average daily net assets. In addition, during the year ended January 31, 2000, the Adviser reimbursed the Fund $1,085,037 for losses incurred in connection with portfolio securities trading.

For Scudder Kemper's services, Scudder High Yield Bond Fund pays Scudder Kemper a fee equal to 0.600% of average daily net assets on such assets up to $500 million, 0.575% of average daily net assets on such assets exceeding $500 million, and 0.550% of average daily net assets on such assets exceeding $1 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Until June 30, 1998, the Adviser agreed to maintain the total annualized expenses of the Fund at 0.25% of the average daily net assets of the Fund. Effective July 1, 1998, until December 31, 1998, the Adviser agreed to maintain the total annualized expenses of the Fund at 0.50% of the average daily net assets of the Fund. For the fiscal year ended February 28, 1998 the Adviser did not impose a management fee, which would have otherwise amounted to $868,780. Effective January 1, 1999, the Adviser agreed to maintain the total annualized expenses of the Fund at 0.75% of the average daily net assets of the Fund until April 30, 2000. For the eleven months ended January 31, 1999, the Adviser did not impose a management fee amounting to

$1,229,100 and the amount imposed amounted to $34,530. For the fiscal year ended January 31, 2000, the Adviser did not impose a portion of its management fee amounting to $635,231 and the amount imposed amounted to $687,390, which is equivalent to an annual effective rate of 0.36% of the Fund's average daily net assets.

The following information replaces the paragraph under "Personal Investments by Employees of the Adviser" on page 48:

Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

As  of  _____________,   the  following  information  replaces  the  information
regarding "Trustees and Officers" on page 51:

                TRUSTEES AND OFFICERS OF SCUDDER PORTFOLIO TRUST

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Trustee                 President and General Manager, WGBH              --
WGBH                                                      Educational Foundation
125 Western Avenue
Allston, MA 02134

Linda C. Coughlin (48)+*          Trustee                 Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.

Dawn-Marie Driscoll (53)          Trustee                 Executive Fellow, Center for Business            --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates

Edgar R. Fiedler (70)             Trustee                 Senior Fellow and Economic                       --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Trustee                 Private Equity Investor, President,              --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022



                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Joan E. Spero (55)                Trustee                 President, Doris Duke Charitable                 --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Trustee                 Consultant; Director, Financial                  --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

Jean C. Tempel (56)               Trustee                 Managing Partner, Technology Equity              --
Ten Post Office Square Suite                              Partners
1325Boston, MA 02109

Steven Zaleznick (45)*            Trustee                 President and CEO, AARP Services, Inc.           --
(address)

Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper              --
                                                          Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                 --
                                  Secretary               Investments, Inc.


*        Ms. Couglin and Mr.  Zaleznick are  considered by the Funds and its counsel to be "interested  persons" of the Adviser or of the Trust as defined in the 1940 Act.
**       Unless otherwise stated, all officers and Trustees have been associated with  their  respective  companies  for more than five  years,  but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder Funds.

[shareholdings to be updated]

The following  information  regarding the "Administrative  Fee" is added on page
55:

Administrative Fee

         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.300% of average daily net assets for Scudder Income Fund and 0.300% of average daily net assets for Scudder High Yield Bond Fund. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee will become effective on July 31, 2000 for Scudder Income Fund and on October 1, 2000 for Scudder High Yield Bond Fund.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

Part A of this Post-Effective Amendment No. 82 to the Registration Statement is incorporated by reference in its entirety to the Scudder Balanced Fund, Scudder High Yield Bond Fund and Scudder Income Fund's Post-Effective Amendment No. 81 on Form N-1A filed on April 12, 2000 and a supplement to the prospectus for Scudder High Yield Bond Fund filed on April 24, 2000.

Part B of this Post-Effective Amendment No. 82 to the Registration Statement is incorporated by reference in its entirety to the Scudder Balanced Fund, Scudder High Yield Bond Fund and Scudder Income Fund's Post-Effective Amendment No. 81 on Form N-1A filed on April 12, 2000.

                            PART C. OTHER INFORMATION

                             SCUDDER PORTFOLIO TRUST

                              Scudder Balanced Fund
                          Scudder High Yield Bond Fund
                               Scudder Income Fund


Item 23.                  Exhibits:
--------

           (a)               (a)(1)    Amended and Restated Declaration of Trust dated November 3, 1987 is incorporated by reference to Post-Effective Amendment No. 69.

                             (a)(2)    Certificate of Amendment of Declaration of Trust dated November 13,
                                       1990 is incorporated by reference to Post-Effective Amendment No.
                                       69.

                             (a)(3)    Certificate of Amendment of Declaration of Trust dated October 13,
                                       1992 is incorporated by reference to Post-Effective Amendment No.
                                       69.

                             (a)(4)    Establishment and Designation of Series dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69.

                             (a)(5)    Establishment and Designation of Series dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 61.

                             (a)(6)    Establishment and Designation of Series, on behalf of Corporate
                                       Bond Fund, dated August 25, 1998 is incorporated by reference to
                                       Post-Effective Amendment No. 77.

                             (a)(7)    Establishment and Designation of Classes of Shares of Beneficial
                                       Interest, $0.01 par value, S Class and AARP Class, with respect to
                                       Scudder Balanced Fund is filed herein.

                             (a)(8)    Establishment and Designation of Classes of Shares of Beneficial
                                       Interest, $0.01 par value, S Class and AARP Class, with respect to
                                       Scudder High Yield Bond Fund is filed herein.

                             (a)(9)    Establishment and Designation of Classes of Shares of Beneficial
                                       Interest, $0.01 par value, S Class and AARP Class, with respect to
                                       Scudder Income Fund is filed herein.

           (b)               (b)(1)    By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 69.

                             (b)(2)    Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 69.

                             (b)(3)    Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78.

           (c)                         Inapplicable.

           (d)               (d)(1)    Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc. dated
                                       September 7,1998 is incorporated by reference to Post-Effective
                                       Amendment No. 78.

                             (d)(2)    Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc.
                                       dated September 7,1998 is incorporated by reference to
                                       Post-Effective Amendment No. 78.

                             (d)(3)    Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments,
                                       Inc. dated September 7,1998 is incorporated by reference to
                                       Post-Effective Amendment No. 78.

                             (d)(4)    Investment Management Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Kemper Investments,
                                       Inc. dated September 7,1998 is incorporated by reference to
                                       Post-Effective Amendment No. 78.

                             (d)(5)    Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc.
                                       dated              , 2000 to be filed by amendment.

                             (d)(6)    Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc.
                                       dated              , 2000 to be filed by amendment.

                             (d)(7)    Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments,
                                       Inc. dated              , 2000 to be filed by amendment.

           (e)               (e)(1)    Underwriting Agreement between the Registrant and Scudder Investor
                                       Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 77.

           (f)                         Inapplicable.

           (g)               (g)(1)    Custodian Contract and fee schedule between the Registrant and
                                       State Street Bank and Trust Company ("State Street") dated December
                                       31, 1984 is incorporated by reference to Post-Effective Amendment
                                       No. 69.

                             (g)(2)    Fee schedule for Exhibit (g)(1) dated October 7, 1986 is
                                       incorporated by reference to Post-Effective Amendment No. 69.

                             (g)(3)    Amendment to Custodian Contract between the Registrant and State
                                       Street dated April 1, 1985 is incorporated by reference to
                                       Post-Effective Amendment No. 69.

                             (g)(4)    Amendment to Custodian Contract between the Registrant and State
                                       Street dated March 10, 1987 is incorporated by reference to
                                       Post-Effective Amendment No. 69.

                             (g)(5)    Amendment to Custodian Contract between the Registrant and State
                                       Street dated March 10, 1987 is incorporated by reference to
                                       Post-Effective Amendment No. 69.

                                       2

                             (g)(6)    Amendment to Custodian Contract between the Registrant and State
                                       Street dated August 11, 1987 is incorporated by reference to
                                       Post-Effective Amendment No. 69.

                             (g)(7)    Amendment to Custodian Contract between the Registrant and State
                                       Street dated August 9, 1988 is incorporated by reference to
                                       Post-Effective Amendment No. 69.

                             (g)(8)    Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                       Post-Effective Amendment No. 60.

                             (g)(9)    Amendment to Custodian Contract between the Registrant and State
                                       Street dated April 9, 1996 is incorporated by reference to
                                       Post-Effective Amendment No. 63.

                             (g)(10)   Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                       Post-Effective Amendment No. 63.

                             (g)(11)   Subcustodian Agreement with fee schedule between State Street and
                                       The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 69.

                             (g)(12)   Amendment dated February 8, 1999 to Custodian Contract between the
                                       Registrant and State Street dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78.

           (h)               (h)(1)    Transfer Agency and Service Agreement with fee schedule between the
                                       Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 69.

                             (h)(2)    Revised Fee Schedule dated October 1, 1995 for Exhibit (h)(1) is incorporated by reference to Post-Effective Amendment No. 67.

                             (h)(3)    Revised Fee Schedule dated October 1, 1996 for Exhibit (h)(1) is incorporated by reference to Post-Effective Amendment No. 67.

                             (h)(4)    COMPASS Service Agreement between Scudder Trust Company and the
                                       Registrant dated October 1, 1995 is incorporated by reference to
                                       Post-Effective Amendment No. 61.

                             (h)(5)    Revised Fee Schedule dated October 1, 1996 for Exhibit (h)(4) is incorporated by reference to Post-Effective Amendment No. 67.

                             (h)(6)    Service Agreement between Copeland Associates, Inc. and Scudder
                                       Service Corporation (on behalf of Scudder Balance Fund) dated June
                                       8, 1995 is incorporated by reference to Post-Effective Amendment
                                       No. 62.

                             (h)(7)    Shareholder Services Agreement between the Registrant and Charles
                                       Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 69.

                                       3

                             (h)(8)    Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Fund Accounting
                                       Corporation dated January 18, 1995 is incorporated by reference to
                                       Post-Effective Amendment No. 69.

                             (h)(9)    Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Fund Accounting
                                       Corporation dated January 12, 1995 is incorporated by reference to
                                       Post-Effective Amendment No. 60.

                             (h)(10)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Fund Accounting
                                       Corporation dated June 28, 1996 is incorporated by reference to
                                       Post-Effective Amendment No. 63.

                             (h)(11)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Fund Accounting
                                       Corporation dated August 31, 1998 is incorporated by reference to
                                       Post-Effective Amendment No. 78.

                             (h)(12)   Administrative Agreement between the Registrant, on behalf of
                                       Scudder Balanced Fund and Scudder Kemper Investments. Inc.
                                       dated                        , 2000  to be filed by amendment.

                             (h)(13)   Administrative Agreement between the Registrant, on behalf of
                                       Scudder Income Fund and Scudder Kemper Investments. Inc.
                                       dated                        , 2000  to be filed by amendment.

                             (h)(14)   Administrative Agreement between the Registrant, on behalf of
                                       Scudder High Yield Bond Fund and Scudder Kemper Investments. Inc.
                                       dated                  , 2000  to be filed by amendment.

           (i)                         Inapplicable.

           (j)                         Inapplicable.

           (k)                         Inapplicable.

           (l)                         Inapplicable.

           (m)                         Inapplicable.

           (n)(1)                      Plan with respect to Scudder Balanced Fund pursuant to Rule 18f-3 to be filed by amendment.

           (n)(2)                      Plan with respect to Scudder Income Fund pursuant to Rule 18f-3 to be filed by amendment.

           (n)(3)                      Plan with respect to Scudder High Yield Bond Fund pursuant to Rule
                                       18f-3 to be filed by amendment.

           (o)                         Inapplicable.

           (p)                         Scudder Kemper Investments, Inc. Code of Ethics is incorporated by reference to Post-Effective Amendment No. 82.

Power of Attorney for Henry P. Becton, Jr., George M. Lovejoy, Jr. and Wesley W. Marple, Jr. is incorporated by reference to the Signature Page of Post-Effective Amendment No. 69.

Power of Attorney for Jean C. Tempel is incorporated by reference to the Signature Page of Post-Effective Amendment No. 60.

Power of Attorney for Dawn-Marie Driscoll, Kathryn L. Quirk and Peter B. Freeman is incorporated by reference to the signature page of Post-Effective Amendment No. 70.

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholders. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust or the
                  Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (A) by the court or other body approving the settlement or other disposition; or

                           (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.
                           Director, Kemper Distributors, Inc.
Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments,
                                 Inc.**
                           Director and Chairman, ScudderInvestments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd.. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +++
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. +++ +++ +++
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd.+

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nicholas Bratt             Director, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder, Stevens & Clark Corporation **
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx



                                       7

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**


Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. ++
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. +
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +++
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. ++


                                       8

                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.
                           Director, Scudder Investments Japan, Inc. +++
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings Ltd.

         *             Two International Place, Boston, MA
         ++            333 South Hope Street, Los Angeles, CA
         **            345 Park Avenue, New York, NY
         #             Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg,
                       R.C. Luxembourg B 34.564
         ***           Toronto, Ontario, Canada
         +++ +++ +++   Grand Cayman, Cayman Islands, British West Indies
         o             20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###           1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx            222 S. Riverside, Chicago, IL
         xxx           Zurich Towers, 1400 American Ln., Schaumburg, IL
         +             P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                       British West Indies
         ##            Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         oo            One South Place, 5th Floor, London EC2M 2ZS England
         ooo           One Exchange Square, 29th Floor, Hong Kong
         +++           Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon,
                       Minato-ku, Tokyo 105-0001
         x             Level 3, Five Blue Street, North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    President and Assistant Treasurer       None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Trustee and President
         Two International Place
         Boston, MA  02110

                                       9

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

                                       10

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

(c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.


Item 30           Undertakings.
-------           -------------

                  Inapplicable.

                                  SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on May 8, 2000.

                                             SCUDDER PORTFOLIO TRUST



                                             By:  /s/John Millette
                                                  ----------------------
                                                  John Millette
                                                  Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin                           President and Trustee                        May 8, 2000


/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      May 8, 2000


/s/ Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      May 8, 2000


/s/ Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      May 8, 2000


/s/ George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      May 8, 2000


/s/ Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      May 8, 2000


/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and Assistant        May 8, 2000
                                            Secretary


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      May 8, 2000


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           May 8, 2000
                                            Accounting Officer)

   *By: /s/ John Millette
        ------------------------------
        John Millette**

** Power of Attorney for Mr. Becton, Jr.,
   Mr. Lovejoy, Jr. and Mr. Marple, Jr. is
   incorporated by reference to the
   Signature Page of Post-Effective
   Amendment No. 69.

** Power of Attorney for Ms. Tempel is
   incorporated by reference to the
   Signature Page of Post-Effective
   Amendment No. 60.

** Power of Attorney for Ms. Driscoll, Ms.
   Quirk and Mr. Freeman is incorporated by reference to the signature page of Post-Effective Amendment No. 70.

                                                                File No.2-13627
                                                                File No. 811-42


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 82
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 43
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER PORTFOLIO TRUST

                             SCUDDER PORTFOLIO TRUST

                                  EXHIBIT INDEX


                                 Exhibit (a)(7)

                                 Exhibit (a)(8)

                                 Exhibit (a)(9)


                                       2